Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
GOODWILL

17.    GOODWILL

The change in goodwill for the years ended December 31 is due to the following:

millions of Canadian dollars	2011	2010
Balance, January 1	$167.4	$87.6
Acquisitions	26.1	84.8
Change in foreign exchange rate	4.2	(5.0)
Balance, December 31	$197.7	$167.4